Services [Member] Performance Management - Services - BlackRock Technology Opportunities Fund	May 31, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. Effective December 30, 2017, the Fund changed its name, investment process and investment strategies. Performance for the periods prior to December 30, 2017, shown below, is based on the investment process and investment strategies utilized by the Fund at that time under the name “BlackRock Science & Technology Opportunities Portfolio.” The table compares the Fund’s performance to that of the MSCI All Country World Index (Net), the MSCI All-Country World Information Technology 10/40 Index (Net) and the MSCI All-Country World Information Technology Index (Net). The MSCI All-Country World Information Technology 10/40 Index (Net) and the MSCI All-Country World Information Technology Index (Net) are relevant to the Fund because they have characteristics similar to the Fund’s investment strategy. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting www.blackrock.com or can be obtained by phone at (800) 882-0052.

Performance Past Does Not Indicate Future [Text]	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table compares the Fund’s performance to that of the MSCI All Country World Index (Net), the MSCI All-Country World Information Technology 10/40 Index (Net) and the MSCI All-Country World Information Technology Index (Net). The MSCI All-Country World Information Technology 10/40 Index (Net) and the MSCI All-Country World Information Technology Index (Net) are relevant to the Fund because they have characteristics similar to the Fund’s investment strategy.
Bar Chart [Heading]	Service Shares ANNUAL TOTAL RETURNS BlackRock Technology Opportunities Fund As of 12/31
Bar Chart Closing [Text Block]
During the ten-year period shown in the bar chart, the highest return for a quarter was 44.11% (quarter ended June 30, 2020) and the lowest return for a quarter was -27.10% (quarter ended June 30, 2022). The year-to-date return as of June 30, 2026 was 42.73%.

Performance Table Heading	For the periods ended 12/31/25Average Annual Total Returns
Performance Table Narrative
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	www.blackrock.com
Performance Availability Phone [Text]	(800) 882-0052
Service Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	42.73%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	44.11%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(27.10%)
Lowest Quarterly Return, Date	Jun. 30, 2022